Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
For the years ended December 31, income from continuing operations before income taxes consisted of the following:

In millions	2012	2011	2010
(Loss) income before income taxes
United States	$(200)	$(110)	$(59)
Foreign	382	306	195
Total income from continuing operations before income taxes	$182	$196	$136

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For the years ended December 31, income tax expense (benefit) consisted of the following:

In millions	2012	2011	2010
Income tax expense (benefit)
Current
Federal	$6	$2	$(8)
State	—	1	1
Foreign	73	61	44
Deferred
Federal	(10)	(15)	(8)
State	(4)	—	(1)
Foreign	(23)	2	(39)
Total income tax expense (benefit)	$42	$51	$(11)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents the principal components of the difference between the effective tax rate and the U.S. federal statutory income tax rate for the years ended December 31:

In millions	2012	2011	2010
Income tax expense (benefit) at the U.S. federal tax rate of 35%	$64	$68	$47
Foreign income tax differential	(33)	(19)	(23)
U.S. permanent book/tax differences	(3)	3	2
Tax audit settlements	(12)	(12)	—
Change in liability for unrecognized tax benefits	12	2	4
Nondeductible transaction costs	1	4	—
U.S valuation allowance	17	5	—
Japan valuation allowance release	—	—	(40)
Other, net	(4)	—	(1)
Total income tax expense (benefit)	$42	$51	$(11)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities included in the Consolidated Balance Sheets as of December 31 were as follows:

In millions	2012	2011
Deferred income tax assets
Employee pensions and other benefits	$324	$658
Other balance sheet reserves and allowances	140	148
Tax loss and credit carryforwards	628	376
Capitalized research and development	86	67
Property, plant and equipment	8	49
Other	54	56
Total deferred income tax assets	1,240	1,354
Valuation allowance	(399)	(412)
Net deferred income tax assets	841	942
Deferred income tax liabilities
Intangibles	83	81
Capitalized software	16	10
Other	11	9
Total deferred income tax liabilities	110	100
Total net deferred income tax assets	$731	$842

Summary of Income Tax Contingencies [Table Text Block]
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the years ended December 31:

In millions	2012	2011
Gross unrecognized tax benefits - January 1	$273	$303
Increases related to tax positions from prior years	21	24
Decreases related to tax positions from prior years	(18)	(31)
Increases related to tax provisions taken during the current year	34	23
Settlements with tax authorities	(40)	(33)
Lapses of statutes of limitation	(20)	(13)
Total gross unrecognized tax benefits - December 31	$250	$273